Income Tax: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	2017	2016

Deferred tax assets
Tax reserves method change	$ 15	$ 29
Unrealized investment losses	-	175
Accrued expenses	280	291
Deferred policy acquisition costs	291	391
Other	1	4

Gross deferred tax assets	587	890

Deferred tax liabilities
Investments	490	355
Deferred reinsurance expense	19	39
Unrealized investment gains	4	-
Other	-	1

Gross deferred tax liabilities	513	395

Net deferred tax asset	$ 74	$ 495